Acquisitions (Detail) $ in Thousands, € in Millions, Kč in Millions	1 Months Ended														3 Months Ended		6 Months Ended		12 Months Ended
	May 31, 2018 USD ($)	Apr. 30, 2018 USD ($)	Apr. 30, 2018 EUR (€)	Mar. 31, 2018 USD ($)	Feb. 28, 2018 USD ($)	Sep. 30, 2017 USD ($)	May 31, 2017 USD ($)	Apr. 30, 2017 USD ($)	Mar. 31, 2017 USD ($)	Jan. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 EUR (€)	Feb. 29, 2016 USD ($)	Feb. 29, 2016 CZK (Kč)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Allocation of purchase price
Goodwill															$ 316,205		$ 316,205		$ 311,678
Revenues															140,891	$ 123,899	269,173	$ 233,519
Net income															$ (40,667)	$ (7,871)	$ (55,692)	$ (21,226)
EVO Payments International Corp. - Canada
Acquisitions
Percentage of interest acquired					30.00%
Allocation of purchase price
Reduction to members' deficit					$ 400
Reduction to nonredeemable non-controlling interest					500
Contingent consideration					$ 900
Nationwide Payment Solutions, LLC
Acquisitions
Percentage of interest acquired				38.00%
Allocation of purchase price
Reduction to members' deficit				$ 20,100
Reduction to nonredeemable non-controlling interest				600
Contingent consideration				3,800
Business acquired for cash consideration				$ 16,900
Liberbank, S.A
Acquisitions
Total consideration transferred		$ 9,500	€ 7.9
Nodus Technologies, Inc
Acquisitions
Percentage of interest acquired	100.00%
Total consideration transferred	$ 18,000
Holdback liability	$ 800
Sterling Payment Technologies, LLC
Acquisitions
Percentage of interest acquired										100.00%
Total consideration transferred										$ 196,800
Estimated deferred purchase price										71,200
Holdback liability										200
Estimated working capital adjustment										300
Acquisition related costs										1,300
Allocation of purchase price
Cash and cash equivalents										601
Accounts receivable										945
Prepaid expenses and other										905
Inventory										851
Equipment and improvements										2,711
Accounts payable and accrued expenses										(2,626)
Total net fair value excluding goodwill										88,787
Goodwill										107,978
Total purchase price										196,765
Vision Payments Solutions, LLC
Acquisitions
Percentage of interest acquired									25.00%
Allocation of purchase price
Reduction to members' deficit									$ 400
Reduction to nonredeemable non-controlling interest									$ 400
Pineapple Payments, LLC
Acquisitions
Percentage of interest acquired								75.00%
Total consideration transferred								$ 8,400
Allocation of purchase price
Contingent consideration								$ 700
Zenith Merchant Services, LLC
Acquisitions
Percentage of interest acquired							49.00%
Total consideration transferred							$ 9,200
Allocation of purchase price
Reduction to members' deficit							6,800
Reduction to nonredeemable non-controlling interest							2,400
Contingent consideration							$ 2,800
Deferred purchase price
Acquisitions
Interest rate (as a percent)						5.00%
Quarterly principal payments						$ 5,000
Deferred purchase price | Sterling Payment Technologies, LLC
Acquisitions
Estimated deferred purchase price										70,000
Trademarks | Sterling Payment Technologies, LLC
Allocation of purchase price
Intangibles										14,400
Merchant contract portfolios | Liberbank, S.A
Allocation of purchase price
Useful life of intangible assets		5 years	5 years
Merchant contract portfolios | Nodus Technologies, Inc
Allocation of purchase price
Useful life of intangible assets	15 years
Merchant contract portfolios | Sterling Payment Technologies, LLC
Allocation of purchase price
Intangibles										27,300
Merchant contract portfolios | Pineapple Payments, LLC
Allocation of purchase price
Useful life of intangible assets								7 years
Marketing alliance agreements | Liberbank, S.A
Allocation of purchase price
Useful life of intangible assets		15 years	15 years
Marketing alliance agreements | Sterling Payment Technologies, LLC
Allocation of purchase price
Intangibles										30,200
Marketing alliance agreements | Pineapple Payments, LLC
Allocation of purchase price
Useful life of intangible assets								5 years
Trademarks | Liberbank, S.A
Allocation of purchase price
Useful life of intangible assets		15 years	15 years
Trademarks | Nodus Technologies, Inc
Allocation of purchase price
Useful life of intangible assets	20 years
Non-competition agreements | Nodus Technologies, Inc
Allocation of purchase price
Useful life of intangible assets	3 years
Non-competition agreements | Sterling Payment Technologies, LLC
Allocation of purchase price
Intangibles										6,200
Internally developed software | Nodus Technologies, Inc
Allocation of purchase price
Useful life of intangible assets	10 years
Internally developed software | Sterling Payment Technologies, LLC
Allocation of purchase price
Intangibles										$ 7,300
Useful life of intangible assets										7 years
Predecessor
Allocation of purchase price
Goodwill											$ 184,484								311,678	$ 184,484
Revenues																			504,750	419,221
Net income																			(32,348)	57,451
Predecessor | Sterling Payment Technologies, LLC
Acquisitions
Percentage of interest acquired										100.00%
Total consideration transferred										$ 196,800
Restricted cash held in escrow											$ 125,000									125,000
Estimated deferred purchase price										71,200
Holdback liability										200
Estimated working capital adjustment										300
Acquisition related costs										1,300
Allocation of purchase price
Cash and cash equivalents										601
Accounts receivable										945
Prepaid expenses and other										905
Inventory										851
Equipment and improvements										2,711
Accounts payable and accrued expenses										(2,626)
Total net fair value excluding goodwill										88,787
Goodwill										107,978
Total purchase price										196,765
Revenues																			50,300
Net income																			900
Pro forma revenues																			504,700	460,000
Pro forma net (loss) income																			$ (40,200)	$ 43,600
Predecessor | Vision Payments Solutions, LLC
Acquisitions
Percentage of interest acquired									25.00%
Allocation of purchase price
Reduction to members' deficit									$ 400
Reduction to nonredeemable non-controlling interest									$ 400
Predecessor | Pineapple Payments, LLC
Acquisitions
Percentage of interest acquired								75.00%
Total consideration transferred								$ 8,400
Allocation of purchase price
Contingent consideration								$ 700
Predecessor | Zenith Merchant Services, LLC
Acquisitions
Percentage of interest acquired							49.00%
Total consideration transferred							$ 9,200
Allocation of purchase price
Reduction to members' deficit							6,800
Reduction to nonredeemable non-controlling interest							2,400
Contingent consideration							$ 2,800
Predecessor | Intelligent Payments Group Limited
Acquisitions
Percentage of interest acquired											100.00%									100.00%
Total consideration transferred											$ 3,200	€ 2.5
Allocation of purchase price
Total consideration transferred estimated											$ 600	€ 0.5
Predecessor | Revo CZ [Member]
Allocation of purchase price
Goodwill													$ 1,400
Business acquired for cash consideration													$ 8,200	Kč 203.9
Predecessor | Deferred purchase price
Acquisitions
Interest rate (as a percent)						5.00%
Quarterly principal payments						$ 5,000
Predecessor | Deferred purchase price | Sterling Payment Technologies, LLC
Acquisitions
Estimated deferred purchase price										70,000
Predecessor | Trademarks | Sterling Payment Technologies, LLC
Allocation of purchase price
Intangibles										14,400
Predecessor | Merchant contract portfolios | Sterling Payment Technologies, LLC
Allocation of purchase price
Intangibles										27,300
Predecessor | Merchant contract portfolios | Pineapple Payments, LLC
Allocation of purchase price
Useful life of intangible assets								7 years
Predecessor | Marketing alliance agreements | Sterling Payment Technologies, LLC
Allocation of purchase price
Intangibles										30,200
Predecessor | Marketing alliance agreements | Pineapple Payments, LLC
Allocation of purchase price
Useful life of intangible assets								5 years
Predecessor | Non-competition agreements | Sterling Payment Technologies, LLC
Allocation of purchase price
Intangibles										6,200
Predecessor | Internally developed software | Sterling Payment Technologies, LLC
Allocation of purchase price
Intangibles										$ 7,300
Useful life of intangible assets										7 years
Card Processing | Liberbank, S.A
Allocation of purchase price
Useful life of equipment		3 years	3 years
Computer software
Allocation of purchase price
Useful life of equipment																	3 years		3 years
Computer software | Nodus Technologies, Inc
Allocation of purchase price
Useful life of equipment	3 years
Computer software | Predecessor
Allocation of purchase price
Useful life of equipment																			3 years
Minimum | Merchant contract portfolios | Sterling Payment Technologies, LLC
Allocation of purchase price
Useful life of intangible assets										12 years
Minimum | Marketing alliance agreements | Sterling Payment Technologies, LLC
Allocation of purchase price
Useful life of intangible assets										18 years
Minimum | Non-competition agreements | Sterling Payment Technologies, LLC
Allocation of purchase price
Useful life of intangible assets										2 years
Minimum | Predecessor | Merchant contract portfolios
Allocation of purchase price
Useful life of intangible assets																			7 years
Minimum | Predecessor | Merchant contract portfolios | Sterling Payment Technologies, LLC
Allocation of purchase price
Useful life of intangible assets										12 years
Minimum | Predecessor | Marketing alliance agreements
Allocation of purchase price
Useful life of intangible assets																			5 years
Minimum | Predecessor | Marketing alliance agreements | Sterling Payment Technologies, LLC
Allocation of purchase price
Useful life of intangible assets										18 years
Minimum | Predecessor | Non-competition agreements
Allocation of purchase price
Useful life of intangible assets																			2 years
Minimum | Predecessor | Non-competition agreements | Sterling Payment Technologies, LLC
Allocation of purchase price
Useful life of intangible assets										2 years
Minimum | Predecessor | Internally developed software
Allocation of purchase price
Useful life of intangible assets																			3 years
Minimum | Card Processing
Allocation of purchase price
Useful life of equipment																	3 years		3 years
Minimum | Card Processing | Predecessor
Allocation of purchase price
Useful life of equipment																			3 years
Minimum | Office equipment
Allocation of purchase price
Useful life of equipment																	3 years		3 years
Minimum | Office equipment | Nodus Technologies, Inc
Allocation of purchase price
Useful life of equipment	5 years
Minimum | Office equipment | Predecessor
Allocation of purchase price
Useful life of equipment																			3 years
Maximum | Merchant contract portfolios | Sterling Payment Technologies, LLC
Allocation of purchase price
Useful life of intangible assets										18 years
Maximum | Marketing alliance agreements | Sterling Payment Technologies, LLC
Allocation of purchase price
Useful life of intangible assets										21 years
Maximum | Non-competition agreements | Sterling Payment Technologies, LLC
Allocation of purchase price
Useful life of intangible assets										4 years
Maximum | Predecessor | Merchant contract portfolios
Allocation of purchase price
Useful life of intangible assets																			19 years
Maximum | Predecessor | Merchant contract portfolios | Sterling Payment Technologies, LLC
Allocation of purchase price
Useful life of intangible assets										18 years
Maximum | Predecessor | Marketing alliance agreements
Allocation of purchase price
Useful life of intangible assets																			21 years
Maximum | Predecessor | Marketing alliance agreements | Sterling Payment Technologies, LLC
Allocation of purchase price
Useful life of intangible assets										21 years
Maximum | Predecessor | Non-competition agreements
Allocation of purchase price
Useful life of intangible assets																			4 years
Maximum | Predecessor | Non-competition agreements | Sterling Payment Technologies, LLC
Allocation of purchase price
Useful life of intangible assets										4 years
Maximum | Predecessor | Internally developed software
Allocation of purchase price
Useful life of intangible assets																			7 years
Maximum | Card Processing
Allocation of purchase price
Useful life of equipment																	5 years		5 years
Maximum | Card Processing | Predecessor
Allocation of purchase price
Useful life of equipment																			5 years
Maximum | Office equipment
Allocation of purchase price
Useful life of equipment																	5 years		5 years
Maximum | Office equipment | Nodus Technologies, Inc
Allocation of purchase price
Useful life of equipment	7 years
Maximum | Office equipment | Predecessor
Allocation of purchase price
Useful life of equipment																			5 years